Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating expenses:
Research and development	$ 4,563	$ 28,152
General and administrative	750	10,336
Total operating expenses	5,313	38,488
Loss from operations	5,313	38,488
Other income (expense):
Interest expense, net	0	(30)
Change in fair value of SAFE liability	(7,693)	0
Total other expense, net	(7,693)	(30)
Net loss and comprehensive loss	$ (13,006)	$ (38,518)
Weighted-average number of common shares —basic and diluted	0	3,800,506
Net loss per share — basic and diluted	$ 0	$ (10,130)